Consolidated Balance Sheets € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 1,894	$ 1,614
Accounts receivables, net	1,033	1,047
Assets held for sale	1,104	15
Inventories, net	1,113	1,879
Other current assets	254	257
Total current assets	5,398	4,812
Non-current assets:
Other non-current assets	962	602
Property, plant and equipment, net	2,352	2,922
Identified intangible assets, net	7,343	8,790
Goodwill	8,843	9,228
Total non-current assets	19,500	21,542
Total assets	24,898	26,354
Current liabilities:
Accounts payable	973	1,014
Liabilities held for sale	198
Restructuring liabilities - current	129	197
Accrued liabilities	712	781
Short-term debt	421	556
Total current liabilities	2,433	2,548
Non-current liabilities:
Long-term debt	8,766	8,656
Restructuring liabilities	22	43
Deferred tax liabilities	1,659	2,293
Other non-current liabilities	862	1,011
Total non-current liabilities	11,309	12,003
Equity:
Non-controlling interests	221	288
Stockholders' equity:
Preferred stock, par value €0.20 per share: Authorized: 645,754,500 (2015: 645,754,500 shares) Issued: none
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2015: 430,503,000 shares) Issued and fully paid: 346,002,862 shares (2015: 346,002,862 shares)	71	68
Capital in excess of par value	15,679	15,150
Treasury shares, at cost: 10,609,980 shares (2015: 3,998,982 shares)	(915)	(342)
Accumulated other comprehensive income (loss)	34	181
Accumulated deficit	(3,934)	(3,542)
Total Stockholders' equity	10,935	11,515
Total equity	11,156	11,803
Total liabilities and equity	$ 24,898	$ 26,354